UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    March 31, 2018

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

Sit Quality Income Fund (Series E)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 13.9%
Agency - 1.6%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	729,783	2.89	5/28/35	711,043
FNMA REMICS, Series 2001-W2, Class AS5 [14]	5,174	6.47	10/25/31	5,328
Small Business Administration, Series 2000-20D	40,466	7.47	4/1/20	41,019
Small Business Administration, Series 2006-20D, Class 1	288,175	5.64	4/1/26	301,703
Small Business Administration, Series 2007-20B, Class 1	173,666	5.49	2/1/27	182,136
Small Business Administration, Series 2007-20J, Class 1	187,475	5.57	10/1/27	197,091

				1,438,320

Non-Agency - 12.3%
Aegis Asset Backed Securities Corp., Series 2003-2, Class M1, 1 Mo. Libor + 1.13% [1]	747,206	3.63	11/25/33	744,246
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	447,450	3.50	6/28/57	443,422
Bear Stearns Asset Backed Securities I Trust, Series 2005-AQ2, Class A3, 1 Mo. Libor + 0.36% [1]	154,039	2.87	9/25/35	153,640
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	103,921
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	315,869
Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	7,653	5.17	9/25/34	7,712
CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	6,327	4.56	10/20/32	6,350
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	159,992	5.12	2/25/35	160,565
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class B [4]	500,000	3.94	7/15/27	504,923
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE1, Class M3, 1 Mo. Libor + 0.65% [1]	257,774	3.16	2/25/32	256,654
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1 Mo. Libor + 0.60% [1]	700,000	3.06	12/15/26	698,932
First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	217,216	7.63	4/20/29	218,208
First National Master Note Trust, Series 2018-1, Class A, 1 Mo. Libor + 0.46% [1]	1,000,000	2.92	10/15/24	1,000,053
GSAMP Trust, Series 2004-FM1, Class M1, 1 Mo. Libor + 0.98% [1]	206,942	3.48	11/25/33	204,658
Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1, 1 Mo. Libor + 0.86% [1]	624,699	3.36	6/25/34	622,549
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	381,988	2.75	1/25/61	373,208
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	5,246	5.08	11/25/33	5,346
New Residential Mortgage Loan Trust, 2018-1A, Class A1A 1, [4]	459,933	4.00	12/25/57	462,268
New Residential Mortgage Loan Trust, Series 2017-6A, Class A1 1, [4]	229,350	4.00	8/27/57	230,536
NovaStar Mortgage Funding Trust, Series 2004-2, Class M2, 1 Mo. Libor + 1.02% [1]	44,812	3.53	9/25/34	44,509
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A3 [4]	1,000,000	2.82	6/10/21	996,748
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A4 [4]	940,000	3.30	5/10/24	940,627
OSCAR US Funding Trust VII, LLC, Series 2017-2A, Class A3 [4]	880,000	2.45	12/10/21	870,491
OSCAR US Funding Trust VIII, LLC, Series 2018-1A, Class A2A [4]	272,699	2.91	4/12/21	272,078
OSCAR US Funding Trust VIII, LLC, Series 2018-1A, Class A2B, 1 Mo. Libor + 0.49% 1, [4]	779,140	2.88	4/12/21	779,224
RAAC Trust, Series 2006-RP2, Class A, 1 Mo. Libor + 0.25% 1, [4]	1,013	2.76	2/25/37	1,013
World Omni Auto Receivables Trust, Series 2018-A, Class B	500,000	2.89	4/15/25	499,429

				10,917,179

Total Asset-Backed Securities (cost: $12,403,280)				12,355,499

Collateralized Mortgage Obligations - 29.2%
Agency - 22.3%
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2	97,041	4.22	3/25/20	98,243
FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2	2,000,000	3.13	6/25/21	2,007,428
FHLMC Multifamily Structured Pass Through Certificates, Series K727, Class A2	293,000	2.95	7/25/24	292,525
FHLMC Multifamily Structured Pass Through Certificates, Series K728, Class A2 [1]	2,000,000	3.06	8/25/24	2,005,415
FHLMC Multifamily Structured Pass Through Certificates, Series K729, Class A2	1,500,000	3.14	10/25/24	1,509,577
FHLMC Multifamily Structured Pass Through Certificates, Series K730, Class A2	1,500,000	3.59	1/25/25	1,537,250
FHLMC REMICS, Series 2528, Class KM	43,846	5.50	11/15/22	44,947
FHLMC REMICS, Series 3104, Class BY	142,825	5.50	1/15/26	149,691
FHLMC REMICS, Series 3614, Class QA	97,455	4.00	5/15/24	97,529

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

FHLMC REMICS, Series 3806, Class JA	377,866	3.50	2/15/26	380,506
FHLMC REMICS, Series 4759, Class NA	943,903	3.00	8/15/44	940,174
FHLMC REMICS, Series 4776, Class QG	957,673	3.00	9/15/42	955,164
FNMA ACES, Series 2009-M1, Class A2	107,026	4.29	7/25/19	106,976
FNMA ACES, Series 2013-M14, Class A2 [1]	330,499	3.33	10/25/23	338,688
FNMA ACES, Series 2013-M9, Class A2 [1]	1,177,163	2.39	1/25/23	1,159,818
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	624,130	3.81	8/25/43	630,816
FNMA REMICS, Series 2003-52, Class NA	55,770	4.00	6/25/23	56,200
FNMA REMICS, Series 2005-19, Class PA	47,010	5.50	7/25/34	47,612
FNMA REMICS, Series 2005-68, Class PC	10,406	5.50	7/25/35	10,545
FNMA REMICS, Series 2008-65, Class CD	26,250	4.50	8/25/23	26,290
FNMA REMICS, Series 2009-13, Class NX	122,280	4.50	3/25/24	122,508
FNMA REMICS, Series 2009-71, Class MB	52,535	4.50	9/25/24	53,976
FNMA REMICS, Series 2009-88, Class DA	6,645	4.50	10/25/20	6,653
FNMA REMICS, Series 2011-16, Class GE	1,013	2.75	3/25/26	1,011
FNMA REMICS, Series 2011-46, Class A	1,627	3.00	5/25/24	1,624
FNMA REMICS, Series 2012-19, Class GH	38,286	3.00	11/25/30	38,449
FNMA REMICS, Series 2013-74, Class AD	204,409	2.00	7/25/23	201,395
FNMA REMICS, Series 2017-97, Class DP	1,103,341	3.50	10/25/46	1,113,479
FNMA REMICS, Series 2018-1, Class TE	742,683	3.50	3/25/44	750,611
FNMA REMICS, Series 2018-25, Class AG	774,346	3.50	4/25/47	785,908
FREMF Multifamily Aggregation Risk Transfer Trust, Series 2017-KT01, Class A, 1 Mo. Libor + 0.32% [1]	1,000,000	2.82	2/25/20	998,764
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, 1 Mo. Libor + 2.96% [1]	977,562	2.96	11/25/37	977,762
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, 1 Mo. Libor + 2.89% [1]	887,109	2.89	12/25/37	884,271
GNMA, Series 2011-29, Class JA	20,212	4.50	4/20/40	20,292
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A, 1 Mo. Libor + 0.45% [1]	196,697	2.83	10/7/20	196,941
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A, 1 Mo. Libor + 0.56% [1]	1,108,091	2.94	12/8/20	1,112,993
Vendee Mortgage Trust, Series 1993-1, Class ZB	84,493	7.25	2/15/23	90,297

				19,752,328

Non-Agency - 6.9%
COLT Mortgage Loan Trust, Series 2017-1, Class A1 1, [4]	173,773	2.61	5/27/47	172,685
COLT Mortgage Loan Trust, Series 2017-2, Class A2A 1, [4]	221,515	2.57	10/25/47	220,175
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A1, 1 Mo. Libor + 0.50% [1]	45,891	3.01	6/25/35	43,550
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1 [1]	226,343	4.44	11/21/34	231,687
MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	75,610	6.25	6/25/33	77,378
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	108,117	5.50	7/25/33	113,109
MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	113,301	5.50	12/25/33	115,445
MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	44,000	5.35	11/25/35	44,762
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	650,572	4.00	3/25/57	655,261
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	709,312	4.00	4/25/57	713,591
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	324,438	4.01	6/25/57	330,235
New Residential Mortgage Loan Trust, Series 2018-4, Class A1S, 1 Mo. Libor + 0.75% 1, [4]	911,689	3.26	1/25/48	906,891
Prime Mortgage Trust, Series 2004-CL1, Class 1A1	78,047	6.00	2/25/34	81,803
RAAC Trust, Series 2004-SP3, Class AI5 [1]	690	4.89	12/25/32	691
Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	47,679	3.47	1/25/42	47,336
Sequoia Mortgage Trust, Series 2012-1, Class B1 [1]	462,380	4.28	1/25/42	468,240
Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	664,531	4.23	4/25/42	679,476
Sequoia Mortgage Trust, Series 2017-4, Class A4 1, [4]	390,947	3.50	7/25/47	387,126
Sequoia Mortgage Trust, Series 2018-3, Class A4 1, [4]	692,013	3.50	3/25/48	685,541
Structured Asset Securities, Corp. Mtg Pass-Through Certificates, Series 2003-22A, Class 3A [1]	88,208	4.52	6/25/33	88,958

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A, US FED + 1.25% [1]	73,778	2.33	2/27/34	72,257
WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	4,233	5.50	8/25/19	4,226

				6,140,423

Total Collateralized Mortgage Obligations (cost: $25,969,697)				25,892,751

Corporate Bonds - 14.0%
Anheuser-Busch InBev Finance, Inc.	750,000	3.70	2/1/24	734,973
Assured Guaranty US Holdings, Inc.	250,000	5.00	7/1/24	258,566
Athene Global Funding, 3 Mo. Libor + 1.23% 1, [4]	500,000	4.04	7/1/22	502,115
Bank of America Corp., 3 Mo. Libor + 1.16% [1]	750,000	3.63	1/20/23	749,353
Caterpillar Financial Services Corp., 3 Mo. Libor + 0.28% [1]	400,000	3.05	9/7/21	397,276
Citigroup, Inc., 3 Mo. Libor + 1.02% [1]	550,000	3.76	6/1/24	538,734
Doric Nimrod Air Finance Alpha 2012-1 Trust [4]	486,944	5.13	11/30/22	505,492
Equinor ASA	800,000	2.45	1/17/23	777,297
FMR, LLC [4]	500,000	5.35	11/15/21	525,513
Goldman Sachs Group, Inc., 3 Mo. Libor + 1.00% [1]	150,000	3.49	7/24/23	145,753
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A	748,932	3.90	1/15/26	729,025
HSBC Holdings, PLC, 3 Mo. Libor + 1.00% [1]	700,000	3.64	5/18/24	681,685
JPMorgan Chase & Co., 3 Mo. Libor + 0.73% [1]	783,000	3.21	4/23/24	756,492
Manufacturers & Traders Trust Co. (Subordinated), 3 Mo. Libor + 0.64% [1]	900,000	3.38	12/1/21	891,112
Massachusetts Mutual Life Insurance Co. (Subordinated) [4]	750,000	7.50	3/1/24	859,100
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	725,000	5.08	12/15/24	721,381
United Airlines 2013-1 Class A Pass Through Trust	874,711	4.30	2/15/27	893,073
United Community Bank (Subordinated), 3 Mo. Libor + 2.12% [1]	500,000	4.50	1/30/28	497,893
US Airways 2012-2 Class A Pass Through Trust	163,340	4.63	6/3/25	169,198
US Airways 2013-1 Class A Pass Through Trust	718,348	3.95	11/15/25	723,539
Wells Fargo Bank NA, 3 Mo. Libor + 0.51% [1]	400,000	2.99	10/22/21	395,263

Total Corporate Bonds (cost: $12,615,512)				12,452,833

Mortgage Pass-Through Securities - 11.8%
Federal Home Loan Mortgage Corporation - 1.0%
Freddie Mac	166,468	3.00	9/1/27	167,123
Freddie Mac	36,085	3.50	7/1/26	36,574
Freddie Mac	231,416	4.00	7/1/26	237,449
Freddie Mac	236,769	4.00	1/1/27	242,981
Freddie Mac	2,167	4.50	5/1/19	2,206
Freddie Mac	5,038	4.50	6/1/19	5,131
Freddie Mac	3,177	4.50	6/1/19	3,236
Freddie Mac	36,531	4.50	12/1/21	37,213
Freddie Mac	14,867	4.50	7/1/26	15,181
Freddie Mac	6,332	5.00	7/1/19	6,426
Freddie Mac	16,452	5.00	10/1/25	17,227
Freddie Mac	1,206	5.50	10/1/19	1,207
Freddie Mac	19,458	5.50	5/1/20	19,535
Freddie Mac	4,811	5.50	7/1/20	4,827
Freddie Mac	3,805	5.50	12/1/20	3,819
Freddie Mac	25,688	5.50	3/1/21	25,998
Freddie Mac	18,234	5.50	3/1/21	18,536

				844,669

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Federal National Mortgage Association - 6.9%
Fannie Mae	463,949	2.50	6/1/23	460,649
Fannie Mae	978,165	2.61	2/1/23	973,691
Fannie Mae	893,110	2.70	4/1/23	887,511
Fannie Mae	697,313	2.72	12/1/22	693,571
Fannie Mae	985,401	2.77	11/1/23	981,466
Fannie Mae	269,030	3.00	8/1/28	269,868
Fannie Mae	672,421	3.50	1/1/26	680,639
Fannie Mae	20,444	4.00	9/1/24	20,934
Fannie Mae	149,101	4.00	6/1/25	152,684
Fannie Mae	23,071	4.00	10/1/31	23,692
Fannie Mae	508,731	4.44	6/1/21	518,389
Fannie Mae	139,038	4.50	4/1/25	143,610
Fannie Mae	247,559	4.73	2/1/20	248,709
Fannie Mae	6,224	5.00	8/1/19	6,333
Fannie Mae	42,029	5.00	9/1/20	42,762
Fannie Mae	13	5.50	4/1/19	13
Fannie Mae	8,217	5.50	1/1/21	8,289
Fannie Mae	5,455	5.50	10/1/21	5,501
Fannie Mae	72	6.50	2/1/19	72

				6,118,383

Government National Mortgage Association - 0.2%
Ginnie Mae, US Treasury + 1.50% [1]	49,398	3.63	4/20/33	51,120
Ginnie Mae, US Treasury + 1.50% [1]	9,728	3.63	4/20/42	9,945
Ginnie Mae	40,903	5.00	12/20/23	43,113
Ginnie Mae	24,888	5.00	9/15/24	25,884
Ginnie Mae	51,474	5.00	6/20/26	55,727

				185,789

Other Federal Agency Securities - 3.7%
Small Business Administration Pools, PRIME - 2.50% [1]	675,281	2.75	5/25/43	669,711
Small Business Administration Pools, PRIME + 0.78% [1]	638,880	6.03	3/25/30	700,197
Small Business Administration Pools, PRIME + 0.80% [1]	1,750,367	6.04	2/25/28	1,905,616

				3,275,524

Total Mortgage Pass-Through Securities (cost: $10,534,019)				10,424,365

Taxable Municipal Bonds - 9.7%
Atlanta Downtown Development Authority [17]	635,000	6.88	2/1/21	663,696
Berks County Industrial Development Authority	395,000	3.20	5/15/21	395,735
City of Wilkes-Barre PA [17]	1,000,000	3.24	11/15/21	1,013,550
Colorado Housing & Finance Authority	10,000	4.00	11/1/31	10,109
Kentucky Higher Education Student Loan Corp.	790,000	3.92	6/1/32	780,220
Massachusetts Educational Financing Authority	470,000	4.00	1/1/32	480,110
Massachusetts Educational Financing Authority	750,000	4.41	7/1/34	763,365
Morongo Band of Mission Indians [4]	500,000	5.25	10/1/21	503,765
New Hampshire Housing Finance Authority	565,000	4.22	7/1/29	570,170
New Hampshire Housing Finance Authority	220,000	4.00	7/1/35	221,769
New Hampshire Housing Finance Authority	20,000	4.00	1/1/37	20,166
Rhode Island Housing & Mortgage Finance Corp.	75,000	4.00	10/1/39	75,719
South Dakota Housing Development Authority	360,000	3.50	11/1/41	358,862
Southern California Public Power Authority	400,000	5.61	7/1/24	424,844
Tennessee Housing Development Agency	120,000	3.50	7/1/31	119,881

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Texas Department of Housing & Community Affairs [17]	155,000	4.80	7/1/19	155,121
Town of Ledgeview WI	400,000	5.00	12/1/21	415,444
Town of Mammoth Lakes CA	225,000	2.75	10/1/22	222,313
University of Colorado	400,000	6.11	6/1/29	404,872
Washington State University	1,000,000	6.41	10/1/34	1,026,810

Total Taxable Municipal Bonds (cost: $8,654,751)				8,626,521

U.S. Treasury / Federal Agency Securities - 15.2%
Federal Agency Issues - 0.7%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	3.14	3/9/23	252,643
Pershing Road Development Co., LLC, 3 Mo. Libor + 0.40% 1, [4]	375,000	3.19	9/15/21	373,125

				625,768

U.S. Treasury - 14.5%
U.S. Treasury Bill [6]	850,000	2.27	1/8/19	849,625
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.03% [1]	4,000,000	2.51	4/30/20	3,998,555
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.04% [1]	4,000,000	2.52	7/31/20	3,997,929
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.05% [1]	4,000,000	2.53	10/31/20	3,993,955

				12,840,064

Total U.S. Treasury / Federal Agency Securities (cost: $13,476,030)				13,465,832

Short-Term Securities - 1.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.25%	1,601,126			1,601,126

(cost: $1,601,126)
Total Investments in Securities - 95.6% (cost: $85,254,415)				84,818,927

Other Assets and Liabilities, net - 4.4%				3,921,235

Total Net Assets - 100.0%				$88,740,162

[1]

Variable rate security. Rate disclosed is as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2018 was $13,936,534 and represented 15.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]

Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of December 31, 2018.
[1][7]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Quality Income Fund (Continued)

Short futures contracts outstanding as of December 31, 2018 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	245	March 2019	(28,098,438)	(500,951)
U.S. Treasury 2-Year	30	March 2019	(6,369,375)	(47,430)

				(548,381)

[10]	The amount of $800,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2018.

A summary of the levels for the Fund’s investments as of December 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Other Significant Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	12,355,499	—	12,355,499
Collateralized Mortgage Obligations	—	25,892,751	—	25,892,751
Corporate Bonds	—	12,452,833	—	12,452,833
Mortgage Pass-Through Securities	—	10,424,365	—	10,424,365
Taxable Municipal Bonds	—	8,626,521	—	8,626,521
U.S. Treasury / Federal Agency Securities	—	13,465,832	—	13,465,832
Short-Term Securities	1,601,126	—	—	1,601,126

	1,601,126	83,217,801	—	84,818,927

Liabilities
Futures	(548,381)	—	—	(548,381)

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 89.8%
Alabama - 0.2%
Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	500,000	5.00	12/1/31	535,020

Alaska - 1.1%
AK Hsg. Finance Corp. Mtg. Rev.	640,000	4.13	12/1/37	650,342
AK Hsg. Finance Corp. Mtg. Rev.	550,000	4.25	12/1/40	558,173
AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	500,000	4.50	12/1/35	504,835
AK Hsg. Finance Corp. Rev. (State Capital Proj.)	500,000	4.00	6/1/36	519,770
AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	12,500
AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	268,640

				2,514,260

Arizona - 2.3%
AZ Industrial Dev. Auth. Rev. (Bridgewater Avondale Proj.)	500,000	5.38	1/1/38	488,085
AZ Industrial Dev. Auth. Rev. (Pinecrest Academy Horizon) [4]	500,000	5.75	7/15/38	527,460
Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	300,834
Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	300,000	5.00	11/15/36	295,455
La Paz Co. Industrial Dev. Auth. (Charter School Solutions Harmony Public Proj.)	750,000	5.00	2/15/48	788,062
Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	300,000	5.00	7/1/35	306,198
Maricopa Co. Industrial Dev. Auth. Rev. (Christian Care Surprise Inc.) [4]	250,000	5.75	1/1/36	249,195
Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	400,000	5.25	11/15/29	399,644
Phoenix City Industrial Dev. Auth. Rev. (Great Hearts Academies Proj.)	250,000	6.30	7/1/42	276,482
Phoenix City Industrial Dev. Auth. Rev. (Vista College Preparatory Proj.)	400,000	4.13	7/1/38	408,360
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	370,000	4.75	6/15/37	365,068
Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	415,000	9.75	5/1/25	457,446
Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	500,000	4.70	10/1/24	504,420

				5,366,709

Arkansas - 0.7%
Rogers City Rev.	1,000,000	3.88	11/1/39	1,015,160
Springdale City Sales & Use Tax Rev. Ref. (BAM Insured)	500,000	3.60	4/1/41	487,995

				1,503,155

California - 6.3%
CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	622,460
CA State G.O.	500,000	4.00	12/1/40	507,355
Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.00	8/1/31	452,200
Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	6.00	8/1/35	1,011,550
Encinitas Union School District G.O. Capital Appreciation [6]	500,000	7.00	8/1/35	575,820
Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	530,710
Healdsburg Unified School District G.O. [6]	1,250,000	5.00	8/1/37	1,135,562
Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	323,380
Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,041,821
Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	306,685
Morongo Band of Mission Indians Rev. [4]	300,000	5.00	10/1/42	306,009
Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	500,000	6.25	10/1/28	559,875
Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	760,530
Reef-Sunset Unified School District (BAM Insured) [6]	750,000	5.00	8/1/38	718,890
Ripon Unified School District G.O. (BAM Insured) [6]	270,000	4.50	8/1/30	296,158
Ripon Unified School District G.O. (BAM Insured) [6]	80,000	4.50	8/1/30	86,018
Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	2.41	6/1/39	468,420
San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	442,216
San Jose G.O. Capital Appreciation (Libraries Parks and Public Safety Proj.) (NATL Insured)	500,000	5.00	9/1/32	501,270

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	561,075
Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	450,000	6.50	12/1/37	554,265
Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	512,736
Tustin Unified School District G.O. Capital Appreciation [6]	500,000	6.00	8/1/28	535,500
Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,185,190
Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.00	8/1/34	538,130

				14,533,825

Colorado - 3.2%
Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	345,810
CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	257,065
CO Educational & Cultural Facs. Auth. Rev. Ref. (Windsor Charter Academy) [4]	800,000	5.00	9/1/36	788,872
CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	704,951
CO Science and Technology Park Metropolitan District No. 1 Rev.	500,000	5.00	12/1/33	506,825
Copperleaf Metro District No. 2 G.O.	500,000	5.75	12/1/45	519,875
Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	494,205
Denver 9th Avenue Metropolitan District No. 2 G.O	500,000	5.00	12/1/48	501,275
Denver Urban Renewal Auth. Tax Allocation [4]	500,000	5.25	12/1/39	494,345
East Morgan Co. Hospital District C.O.P. [9]	500,000	5.88	12/1/38	503,870
Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	493,640
Leyden Rock Metropolitan District No. 10 G.O.	250,000	5.00	12/1/45	250,115
Palisade Metropolitan District No. 2 G.O.	500,000	5.00	12/1/46	492,575
St. Vrain Lakes Metropolitan District No. 2 G.O.	500,000	5.00	12/1/37	482,780
Tallman Gulch Metropolitan District G.O.	500,000	5.25	12/1/47	477,805

				7,314,008

Connecticut - 0.9%
CT Hsg. Finance Auth. Rev.	500,000	3.75	11/15/35	501,785
CT Hsg. Finance Auth. Rev.	550,000	3.88	11/15/35	561,022
CT Hsg. Finance Auth. Rev. [9]	505,000	4.25	6/15/43	504,990
CT Hsg. Finance Auth. Rev. [9]	455,000	4.30	6/15/48	454,991

				2,022,788

District of Columbia - 0.5%
District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	607,470
District of Columbia Rev. (Ingleside Rock Creek Proj.)	500,000	5.00	7/1/37	501,370

				1,108,840

Florida - 9.0%
Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	436,009
Bay Co. Educational Facs. Rev. (Bay Haven Charter)	455,000	5.25	9/1/30	468,018
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	208,946
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.00	8/1/27	245,547
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.38	8/1/32	244,225
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	498,115
Capital Trust Agency Rev. (Tallahassee Tapestry) [4]	550,000	6.75	12/1/35	560,576
Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [4]	250,000	6.75	7/1/37	254,845
Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	250,000	7.00	4/1/35	243,820
Capital Trust Agency Rev. (University Bridge LLC Student Housing Proj.) [4]	500,000	5.25	12/1/43	502,270
Celebration Pointe Community Dev. District Special Assessment Rev. [4]	250,000	5.00	5/1/32	258,860
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	250,000	7.25	5/15/26	246,247
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	750,000	8.13	5/15/44	726,030
Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	415,000	6.25	10/1/39	450,640
Dowden West Community Dev. District Special Assessment [4]	360,000	5.40	5/1/39	361,670

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	520,000	5.00	5/1/32	583,081
Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. 2, [5,15]	100,000	5.75	N/A	63,000
FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	105,000	5.00	7/1/26	107,727
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	145,000	5.00	7/1/39	146,449
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.20	1/1/45	1,024,860
Gramercy Farms Community Dev. District Special Assessment [6]	517,637	3.24	5/1/39	248,466
Heritage Harbour North Community Dev. District Special Assessment	235,000	5.00	5/1/34	245,610
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	340,000	4.25	5/1/25	341,646
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	250,000	6.70	5/1/33	267,335
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	300,000	7.40	5/1/30	328,596
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	306,882
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	398,112
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	289,527
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	550,000	5.30	5/1/39	552,128
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	320,842
Lee Co. Industrial Dev. Auth. Rev. (Preserve Proj.) [4]	315,000	5.38	12/1/32	313,003
Lee Co. Industrial Dev. Auth. Rev. (Preserve Proj.) [4]	300,000	5.75	12/1/52	300,189
Lexington Oaks Community Dev. District Special Assessment Rev.	245,000	5.65	5/1/33	253,352
Live Oak No. 2 Community Dev. District Special Assessment Rev.	400,000	4.00	5/1/35	392,464
Long Lake Ranch Community Dev. District Special Assessment	110,000	5.63	5/1/24	112,357
Long Lake Ranch Community Dev. District Special Assessment	500,000	4.63	5/1/36	484,035
Long Lake Ranch Community Dev. District Special Assessment	465,000	5.00	5/1/38	452,608
Magnolia Creek Community Dev. District Rev. 2, [5,15]	250,000	5.60	N/A	56,250
Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	248,780
Miami-Dade Co. Transit Sales Tax Rev.	500,000	5.00	7/1/34	559,235
New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2
Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	522,725
Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	256,478
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	585,722
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	536,725
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	266,702
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	530,000	3.95	3/1/40	533,456
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	460,000	4.00	9/1/48	483,925
Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	278,658
Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	545,060
Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.)	500,000	5.00	5/1/33	519,610
Seven Oaks Community Dev. District Special Assessment Rev	250,000	5.50	5/1/33	261,260
Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1
Tolomato Community Dev. District Special Assessment [6]	185,000	7.00	5/1/40	147,118
Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	71,686
Tolomato Community Dev. District Special Assessment [6]	85,000	7.00	5/1/40	83,348
Tolomato Community Dev. District Special Assessment [6]	45,000	7.00	5/1/40	36,607
Tolomato Community Dev. District Special Assessment (AGM Insured)	500,000	3.75	5/1/40	487,770
Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	295,020
Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	8,581
Waters Edge Community Dev. District Cap. Improvement Rev. [6]	195,000	6.60	5/1/39	186,584
Wiregrass Community Dev. District Special Assessment	245,000	5.38	5/1/35	253,266
Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	450,000	5.25	N/A	378,000

				20,840,656

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Georgia - 5.1%
Atlanta Dev. Auth. Senior Health Care Facs. Rev. (GA Proton Treatment Center)	250,000	6.00	1/1/23	250,310
Atlanta Dev. Auth. Senior Health Care Facs. Rev. (GA Proton Treatment Center)	250,000	6.50	1/1/29	243,212
Fulton County Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	556,040
GA Housing & Finance Authority Rev.	1,280,000	3.80	12/1/37	1,285,978
GA Housing & Finance Authority Rev.	1,000,000	4.00	12/1/37	1,009,010
GA Housing & Finance Authority Rev.	500,000	3.85	12/1/38	504,645
GA Housing & Finance Authority Rev.	500,000	4.00	12/1/39	508,010
GA Housing & Finance Authority Rev.	650,000	3.80	12/1/40	650,351
GA Housing & Finance Authority Rev.	485,000	3.80	12/1/40	485,242
GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	605,635
GA Housing & Finance Authority Rev.	1,000,000	3.55	12/1/42	957,890
GA Housing & Finance Authority Rev.	540,000	3.95	12/1/43	544,223
GA Housing & Finance Authority Rev.	1,000,000	3.50	12/1/46	938,790
GA Housing & Finance Authority Rev.	600,000	4.00	12/1/48	604,680
GA Housing & Finance Authority Rev.	1,100,000	4.20	12/1/48	1,125,443
GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	513,000
Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	564,630
Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	376,772

				11,723,861

Idaho - 0.8%
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	475,000	7.00	10/1/24	516,691
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.38	10/1/29	270,365
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	8.00	10/1/44	553,025
ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	425,000	5.75	12/1/32	453,568

				1,793,649

Illinois - 8.3%
Bellwood G.O.	500,000	5.88	12/1/27	559,125
Bolingbrook Special Tax (AGM Insured)	1,000,000	4.00	3/1/30	1,045,320
Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	517,120
Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	598,400
Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	530,320
Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	544,410
Chicago Park Dist. G.O (Limited Tax)	1,000,000	5.00	1/1/28	1,079,600
Chicago Transit Auth. Sales Tax Rev.	250,000	5.25	12/1/30	264,630
IL Educational Facs. Auth. Rev.	250,000	4.50	11/1/36	258,400
IL Educational Facs. Auth. Rev. (Field Museum of Natural History)	500,000	3.90	11/1/36	499,980
IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	652,701
IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	515,820
IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,077,270
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	525,540
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/45	516,755
IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	300,000	5.00	2/1/24	307,827
IL Fin. Auth. Rev. (Westminster Village)	500,000	5.25	5/1/38	509,190
IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	694,190
IL G.O.	250,000	5.50	7/1/33	264,232
IL G.O. (AGM Insured)	500,000	4.00	2/1/30	519,950
IL Housing Dev. Auth. Rev. (Evergreen Towers)	250,000	4.95	7/1/34	265,060
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	3.88	4/1/41	450,770
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	395,000	4.00	10/1/48	415,165

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

IL Rev.	500,000	5.00	6/15/33	535,760
IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,099,660
La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	283,280
Lake Co. Community Consolidated School District No. 50 Woodland G.O.	250,000	5.63	1/1/26	268,650
Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	370,108
Macon County School District No. 61 Decatur G.O. (AGM Insured)	250,000	5.25	1/1/37	263,545
Macoupin Sangamon & Montgomery Counties Community Unit School District G.O. (AGM Insured)	990,000	4.25	12/1/35	1,022,442
Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	614,720
Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	255,790
Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	415,000	7.00	10/1/22	240,700
University of Illinois (AGM Insured)	1,000,000	4.13	4/1/48	1,011,850
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	4.00	12/1/22	245,642
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	247,918

				19,071,840

Indiana - 1.9%
Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	495,000	6.00	11/15/22	468,364
Damon Run Conservancy Dist. G.O. (State Intercept Insured)	300,000	6.10	7/1/25	306,456
Evansville Hsg. Rev. (Silver Birch Evansville Proj.)	250,000	5.45	1/1/38	240,282
IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	850,849
IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	469,944
IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	380,264
IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	465,155
Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	276,255
Mishawaka Multifamily Hsg. Rev. (Silver Birch Mishawaka Proj.) [4]	500,000	5.38	1/1/38	488,085
Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	382,120

				4,327,774

Iowa - 0.4%
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	677,183
IA Student Loan Liquidity Corp. Rev.	250,000	5.80	12/1/31	257,288

				934,471

Kansas - 0.4%
Wichita Health Care Facs. Rev. (Kansas Masonic Home)	300,000	5.25	12/1/36	308,388
Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	500,000	6.25	5/15/34	500,500

				808,888

Kentucky - 0.2%
Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	425,000	6.50	3/1/41	454,588

Louisiana - 1.5%
Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	24,025	5.00	11/1/40	24,065
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	155,000	4.60	6/1/29	159,630
LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	525,760
LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	543,235
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	307,476
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	303,780
LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	250,000	6.50	5/1/31	262,550
LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	329,778
LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	620,000	2.45	2/15/36	594,363
St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	313,515

				3,364,152

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Maine - 1.4%
ME Hsg. Auth. Rev.	600,000	4.00	11/15/35	611,934
ME Hsg. Auth. Rev.	500,000	4.00	11/15/37	508,610
ME Hsg. Auth. Rev.	105,000	4.50	11/15/37	107,843
ME Hsg. Auth. Rev.	750,000	4.13	11/15/38	768,435
ME Hsg. Auth. Rev.	250,000	3.55	11/15/40	240,048
ME Hsg. Auth. Rev.	500,000	3.85	11/15/40	496,325
ME Hsg. Auth. Rev.	500,000	4.25	11/15/48	534,005

				3,267,200

Maryland - 0.6%
MD Community Dev. Administration Rev.	350,000	4.10	9/1/38	355,862
MD Community Dev. Administration Rev.	350,000	3.75	3/1/39	348,516
MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	358,827
Montgomery Co. Housing Opportunities Commission Rev.	405,000	4.00	7/1/38	407,280

				1,470,485

Massachusetts - 2.3%
Dedham Municipal Purpose Loan. G.O. (NATL Insured)	480,000	4.00	10/15/24	480,960
Ipswich Muncipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/1/25	500,830
MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	305,940
MA Education Finance Auth. Education Rev.	135,000	5.15	1/1/26	137,623
MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	260,750
MA Housing Finance Agy. Rev.	500,000	4.00	12/1/38	503,720
MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	491,175
MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	876,969
MA Housing Finance Agy. Rev. (FHA Insured)	500,000	5.30	12/1/38	516,955
MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	270,000	3.90	12/1/38	269,509
Northbridge Muncipal Purpose Loan G.O (AGM Insured)	500,000	4.00	6/15/25	500,670
Rowley Land Acquisition Loan G.O (AGM Insured)	360,000	4.00	5/1/27	360,472

				5,205,573

Michigan - 2.5%
MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	252,855
MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	255,538
MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	512,325
MI Hsg. Dev. Auth. Rev.	500,000	3.70	12/1/36	500,595
MI Hsg. Dev. Auth. Rev.	1,500,000	4.13	12/1/38	1,537,665
MI Hsg. Dev. Auth. Rev.	705,000	3.95	12/1/40	708,053
MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	293,514
MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	745,298
MI Hsg. Dev. Auth. Rev.	105,000	3.70	12/1/45	103,536
Muskegon Heights Water Supply Rev. (NATL Insured)	165,000	4.15	11/1/23	165,993
Muskegon Heights Water Supply Rev. (NATL Insured)	135,000	4.20	11/1/24	135,828
Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	271,108
Universal Academy Michigan Public School Rev.	160,000	6.50	12/1/23	162,602

				5,644,910

Minnesota - 0.5%
Apple Valley City Rev. (Senior Living, LLC Proj.)	500,000	5.00	1/1/47	504,005
MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	105,000	4.40	7/1/32	107,088
MN Hsg. Fin. Agy. Residential Hsg. Rev.	150,000	5.10	1/1/40	151,041
Rochester City Rev. (Math & Science Academy Proj.)	500,000	5.13	9/1/38	484,315

				1,246,449

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mississippi - 0.2%
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	4.00	12/1/43	470,394

Missouri - 0.6%
Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	200,000	5.45	9/1/23	204,572
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [4]	500,000	5.75	11/15/36	425,485
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	3.80	11/1/48	732,930

				1,362,987

Montana - 0.7%
Forsyth Pollution Control Rev.	250,000	5.00	5/1/33	262,820
MT Board of Housing Single Family Rev.	205,000	4.00	12/1/38	210,603
MT Board of Housing Single Family Rev. (BRD Insured)	500,000	4.00	6/1/45	501,535
MT Board of Housing Single Family Rev. (FHA Insured)	270,000	3.75	12/1/38	273,064
MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	90,000	4.70	12/1/26	92,084
MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	222,896	5.08	4/1/21	224,137

				1,564,243

Nebraska - 0.3%
Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	400,000	5.00	11/1/30	443,052
Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	38,130
Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	310,000	3.75	9/1/35	313,252

				794,434

Nevada - 0.5%
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	375,000	4.00	12/1/27	360,814
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	380,000	5.00	12/1/37	371,100
Nevada Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	400,000	3.85	10/1/39	401,016
NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	30,000	5.10	10/1/40	30,148

				1,163,078

New Hampshire - 0.5%
NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	400,000	6.00	1/1/34	431,540
NH Hsg. Fin. Agy. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	724,971

				1,156,511

New Jersey - 2.4%
NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	262,202
NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	525,385
NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	250,000	5.00	6/15/37	267,595
NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	500,000	5.00	6/15/43	527,250
NJ Higher Education Assistance Auth. Student Loan Rev.	5,000	5.00	12/1/28	5,203
NJ Hsg. & Mtg. Finance Agy. Rev.	265,000	5.05	10/1/39	265,705
NJ Hsg. & Mtg. Finance Agy. Rev.	750,000	3.95	11/1/43	754,418
NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	558,217
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	350,000	4.50	10/1/30	362,688
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	1,000,000	3.75	10/1/35	1,008,880
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	690,000	4.50	10/1/48	740,832
Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	302,316

				5,580,691

New Mexico - 1.7%
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	350,000	3.90	9/1/42	350,399
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	185,000	4.80	9/1/29	186,210
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	185,000	5.35	9/1/30	185,516

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	420,000	5.25	9/1/34	422,146
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	345,000	4.13	9/1/42	350,351
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	3.85	7/1/43	747,638
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.85	7/1/43	498,425
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	440,000	3.80	9/1/46	433,308
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	845,000	4.00	7/1/48	848,811

				4,022,804

New York - 3.4%
Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	361,932
New York City Housing Development Corp. Multifamily Mtg. Rev.	250,000	4.60	11/1/36	260,120
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	303,738
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	299,988
New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	616,590
New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	501,220
New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	821,205
NY Mortgage Agency Rev.	190,000	3.75	10/1/42	187,051
NY Mortgage Agency Rev.	500,000	4.20	10/1/43	513,985
NY Mortgage Agency Rev.	750,000	3.80	10/1/48	735,532
NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	500,000	5.00	7/1/42	505,485
NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	335,067
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	590,891
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	400,000	4.88	11/1/42	411,840
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	502,630
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	509,225
NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	254,588

				7,711,087

North Carolina - 1.8%
NC Housing Finance Agency Rev.	650,000	3.85	7/1/37	656,695
NC Housing Finance Agency Rev.	300,000	3.95	1/1/41	301,227
NC Housing Finance Agency Rev.	1,200,000	4.00	7/1/47	1,257,108
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.10	1/1/41	1,025,740
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	1/1/48	502,145
NC Medical Care Comm. Rev. (Salemtowne Proj.)	300,000	5.00	10/1/38	301,818

				4,044,733

North Dakota - 0.2%
ND Housing Finance Agency Rev.	480,000	4.00	7/1/48	504,605

Ohio - 1.3%
Dayton-Montgomery County Port Auth. Rev. (Storypoint Troy Proj.)	400,000	7.00	1/15/40	410,440
Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) [4]	250,000	6.50	12/1/37	256,780
Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	526,230
OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	450,000	4.05	3/1/37	463,082
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	465,000	3.35	9/1/39	439,685
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.00	9/1/48	1,004,320

				3,100,537

Oklahoma - 0.3%
Fort Sill Apache Tribe Economic Dev. Auth. [4]	505,000	8.50	8/25/26	572,316

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Oregon - 2.1%
Clackamas Co. Hospital Fac. Auth. Rev. (Willamette View Proj.)	460,000	5.00	11/15/52	484,550
Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	350,122
Deschutes Co. G.O. (AGC Insured)	635,000	4.45	6/1/28	636,289
Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	265,558
Marion Co. School District No.1 Gervais G.O.	500,000	4.00	6/1/33	500,375
OR Hsg. & Community Services Dept. Rev.	250,000	3.80	7/1/34	254,198
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	285,000	3.75	7/1/35	288,161
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	400,000	4.00	7/1/38	401,612
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	470,000	3.75	7/1/48	456,906
OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,004,860
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	250,000	5.13	7/1/35	254,905

				4,897,536

Pennsylvania - 3.5%
Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	145,000	5.90	8/15/26	149,946
Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	2.31	10/1/34	439,490
Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	250,000	5.50	12/1/31	271,365
Commonwealth Financing Auth. Rev. (Tobacco Master Settlement Payment) (AGM Insured)	350,000	4.00	6/1/39	354,378
Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	400,000	4.00	10/15/22	397,068
Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	250,000	7.00	7/1/27	268,505
PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	284,659
PA Hsg. Finance Agy. Rev.	500,000	3.90	10/1/36	508,190
PA Hsg. Finance Agy. Rev.	530,000	3.95	10/1/38	537,436
PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	506,310
PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	505,860
PA Hsg. Finance Agy. Rev.	825,000	3.65	10/1/42	799,433
PA Hsg. Finance Agy. Rev.	250,000	4.00	10/1/42	251,645
PA Hsg. Finance Agy. Rev.	500,000	4.10	10/1/45	506,025
PA Hsg. Finance Agy. Rev.	210,000	4.00	10/1/46	219,097
PA Turnpike Commission Rev. Capital Appreciation [6]	500,000	5.13	12/1/35	530,600
PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	5.00	12/1/38	1,375,050
Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	250,000	5.63	8/1/36	252,210

				8,157,267

Rhode Island - 0.1%
RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	251,462

South Carolina - 0.9%
SC Education Assistance Auth. Student Loan Rev.	210,000	5.10	10/1/29	213,604
SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	264,290
SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	586,770
SC State Hsg. Finance & Dev. Auth. Rev.	1,035,000	4.00	1/1/47	1,040,330

				2,104,994

South Dakota - 0.2%
SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	549,995

Tennessee - 3.1%
Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [4]	500,000	6.50	6/1/27	509,935
Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	310,056
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	4,625
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	19,688
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

TN Hsg. Dev. Agency. Rev.	435,000	3.60	1/1/31	440,468
TN Hsg. Dev. Agency. Rev.	590,000	3.88	7/1/35	599,316
TN Hsg. Dev. Agency. Rev.	335,000	3.95	7/1/35	341,633
TN Hsg. Dev. Agency. Rev.	650,000	3.70	7/1/36	652,535
TN Hsg. Dev. Agency. Rev.	705,000	4.00	7/1/39	714,123
TN Hsg. Dev. Agency. Rev.	500,000	3.85	7/1/42	498,465
TN Hsg. Dev. Agency. Rev.	495,000	3.90	7/1/42	495,708
TN Hsg. Dev. Agency. Rev.	1,000,000	3.95	1/1/49	1,000,000
TN Hsg. Dev. Agency. Rev.	1,615,000	4.05	1/1/49	1,627,129

				7,213,697

Texas - 5.1%
Arlington Higher Education Finance Corp. Rev. (KIPP, Inc.)	750,000	4.00	8/15/43	764,392
Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	845,000	7.00	8/15/28	893,097
Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	200,000	5.00	6/15/36	200,954
Arlington Special Tax (BAM Insured)	350,000	5.00	2/15/41	382,497
Bexar Co. Rev. (Venue Proj.)	1,000,000	5.00	8/15/39	1,079,070
Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	549,720
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	513,925
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.)	600,000	6.75	8/15/21	618,570
Harris-Fort Bend Counties Municipal Utilities Dist. No. 5 G.O. (AGC Insured)	300,000	4.88	4/1/25	300,759
New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	400,000	5.00	7/1/46	432,404
New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	250,000	5.00	8/15/36	250,230
New Hope Cultural Education Facs. Corp. Rev. (Legacy Preparatory Charter Academy) [4]	500,000	6.00	8/15/37	511,940
New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	500,725
New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	250,000	5.50	1/1/35	262,472
North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	185,000	5.38	2/15/25	185,100
Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	279,000
Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	546,345
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.)	500,000	5.63	11/15/27	395,000
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	539,705
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	250,000	5.63	11/15/24	252,478
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	500,000	6.63	11/15/37	547,090
Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.)	300,000	7.13	1/1/46	329,913
Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.) [1]	425,000	5.25	1/1/47	443,381
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	4.13	9/1/38	510,395
TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	483,730

				11,772,892

Utah - 0.9%
UT Charter School Finance Auth. Rev. (Academy Sciences Proj.) [4]	625,000	4.65	7/15/33	605,094
UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	500,000	6.00	4/15/45	508,650
UT Hsg. Corp. Single Family Mtg. Rev.	55,000	5.75	1/1/33	55,725
UT Hsg. Corp. Single Family Mtg. Rev.	105,000	4.60	7/1/34	106,851
UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	385,000	4.00	1/1/36	388,292
West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	448,164

				2,112,776

Vermont - 0.2%
VT Hsg. Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.50	5/1/38	484,915

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Virginia - 1.2%
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	1,000,000	3.63	1/1/31	1,010,970
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	525,000	3.88	1/1/38	527,247
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	414,684
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	500,000	5.00	12/1/39	505,375
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	250,000	4.60	12/1/38	256,152

				2,714,428

Washington - 2.1%
Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	315,132
Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	557,035
Seattle Hsg. Auth. Rev.	500,000	3.85	12/1/47	493,965
Vancouver Hsg. Auth. Rev.	500,000	3.75	8/1/34	505,905
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	259,325
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	750,000	5.00	7/1/36	766,448
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	523,220
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	304,683
WA Hsg. Fin. Commission Rev. (Heron’s Key Senior Living) [4]	400,000	6.50	7/1/30	425,184
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	60,000	4.60	10/1/33	60,419
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	4.00	12/1/47	509,806

				4,721,122

West Virginia - 0.5%
WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	254,185
WV Hsg. Dev. Fund Rev.	305,000	3.80	11/1/35	309,060
WV Hsg. Dev. Fund Rev.	500,000	4.00	11/1/37	509,850
WV Hsg. Dev. Fund Rev.	170,000	4.10	11/1/45	173,528

				1,246,623

Wisconsin - 5.1%
WI Health & Education Facs. Auth. Rev. (Medical College)	870,000	5.25	12/1/35	872,784
WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	1,000,000	5.13	10/1/48	987,140
WI Health & Education Facs. Auth. Rev. (Rogers Memorial Hospital)	700,000	4.40	7/1/38	702,072
WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/40	509,815
WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	1,000,000	5.00	8/15/43	1,057,710
WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	500,000	5.00	8/15/32	557,855
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	305,625
WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	568,625
WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	254,132
WI Housing & Economic Dev. Auth. Rev.	560,000	3.90	11/1/42	561,854
WI Housing & Economic Dev. Auth. Rev.	500,000	4.15	5/1/55	502,300
WI Public Finance Auth. Rev. (Coral Academy of Science Las Vegas)	300,000	5.00	7/1/38	314,559
WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	793,628
WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.) [4]	500,000	8.25	6/1/46	559,910
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,520	9.00	1/1/46	483
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/47	472
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	12.00	1/1/47	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,171	9.00	1/1/48	465
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	390	12.00	1/1/48	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/49	458
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	384	11.00	1/1/49	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/50	448
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	372	11.00	1/1/50	11

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,334	9.00	1/1/51	487
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	365	11.00	1/1/51	10
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4]	451,406	3.75	7/1/51	404,731
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,218	9.00	1/1/52	481
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	475	10.00	1/1/52	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,985	9.00	1/1/53	471
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	10.00	1/1/53	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,869	9.00	1/1/54	464
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	453	10.00	1/1/54	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,636	9.00	1/1/55	454
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	444	9.00	1/1/55	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,404	9.00	1/1/56	445
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	9.00	1/1/56	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4]	21,092	5.50	7/1/56	19,585
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/57	439
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	481	9.00	1/1/57	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/58	430
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	9.00	1/1/58	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,938	9.00	1/1/59	424
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	456	9.00	1/1/59	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	8.00	1/1/60	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/60	418
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	440	8.00	1/1/61	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,589	9.00	1/1/61	409
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	428	8.00	1/1/62	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,473	9.00	1/1/62	404
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	419	8.00	1/1/63	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,240	9.00	1/1/63	395
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	409	8.00	1/1/64	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,124	9.00	1/1/64	390
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	403	7.00	1/1/65	10
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,008	9.00	1/1/65	384
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	7.00	1/1/66	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	14,775	9.00	1/1/66	376
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	5,235	7.00	1/1/67	132
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	192,429	9.00	1/1/67	4,868
WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	522,300
WI Public Finance Auth. Rev. (Mountain Island Charter School)	820,000	5.00	7/1/37	841,410
WI Public Finance Auth. Rev. (Rose Villa Proj.) [4]	450,000	5.00	11/15/24	475,470
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	250,000	5.00	4/1/25	262,808
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	528,400
WI State Rev.	225,000	6.00	5/1/27	228,096

				11,845,240

Wyoming - 0.8%
WY Community Dev. Auth. Rev.	505,000	3.75	12/1/32	510,671
WY Community Dev. Auth. Rev.	50,000	4.25	12/1/37	50,112
WY Community Dev. Auth. Rev.	1,000,000	3.90	12/1/38	1,010,710
WY Community Dev. Auth. Rev.	285,000	4.05	12/1/38	287,562

				1,859,055

Total Municipal Bonds (cost: $216,931,982)				207,033,523

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Investment Companies - 3.6%
BlackRock Long-Term Municipal Advantage Trust (BTA)	59,383	633,617
BlackRock Municipal Income Investment Quality Trust (BAF)	25,000	327,500
BlackRock MuniEnhanced Fund, Inc. (MEN)	24,000	237,600
BlackRock MuniHoldings Florida Insured Fund (MFL)	63,500	808,990
BlackRock MuniHoldings Fund II, Inc. (MUH)	36,000	466,560
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	20,000	229,400
BlackRock MuniHoldings Quality Fund, Inc. (MUS)	26,438	299,278
BlackRock MuniYield Insured Fund (MYI)	71,171	857,611
BlackRock MuniYield Michigan Insured Fund (MIY)	21,538	267,502
DWS Municipal, Income Trust (KTF)	50,436	519,491
Invesco Municipal Opportunity Trust (VMO)	38,400	429,312
Invesco Municipal Trust (VKQ)	25,000	278,500
Invesco Quality Municipal Income Trust (IQI)	25,000	280,500
Invesco Van Kampen Advantage Muni Income Trust (VKI)	40,200	396,774
Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	25,000	287,000
Nuveen AMT-Free Quality Municipal Income Fund (NEA)	117,572	1,447,311
Nuveen Quality Municipal Income Fund (NAD)	21,173	265,509
Putnam Municipal Opportunities Trust (PMO)	15,000	168,450

Total Investment Companies (cost: $8,978,210)		8,200,905

Total Investments in Securities - 93.4% (cost: $225,910,192)		215,234,428
Other Assets and Liabilities, net - 6.6%		15,232,548

Total Net Assets - 100.0%		$230,466,976

___________________________________________________________________________________________

[1]

Variable rate security. Rate disclosed is as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2018 was $1,625,679 and represented 0.7% of net assets.
[4]

144A Restricted Security. The total value of such securities as of December 31, 2018 was $21,001,277 and represented 9.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2018 was $1,186,932 and represented 0.5% of net assets.

[6]

Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2018 was $3,226,297 and represented 1.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Tax-Free Income Fund (Continued)

Short futures contracts outstanding as of December 31, 2018 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation Depreciation ($)
Short Futures: [10]
U.S. Treasury 10-Year	208	March 2019	(25,379,251)	(559,680)
U.S. Treasury 5-Year	160	March 2019	(18,350,000)	(280,507)
U.S. Treasury 2-Year	89	March 2019	(18,895,813)	(118,481)
U.S. Treasury Long Bond	67	March 2019	(9,782,000)	(439,917)

				(1,398,585)

[10]	The amount of $2,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2018.

A summary of the levels for the Fund’s investments as of December 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	207,033,523	—	207,033,523
Investment Companies	8,200,905	—	—	8,200,905

	8,200,905	207,033,523	—	215,234,428

Liabilities
Futures	(1,398,585)	—	—	(1,398,585)

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 96.0%
Education/Student Loan - 13.5%
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	932,760
Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,125,787
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.25	8/1/46	920,660
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	500,000	3.50	7/1/27	486,715
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	882,504
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,046,045
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,500,000	4.25	7/1/47	1,425,855
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	616,991
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	285,000	4.00	7/1/21	288,785
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	299,230
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	599,432
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	509,165
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	585,000	5.25	7/1/37	607,470
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	620,322
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	580,000	4.50	8/1/26	596,107
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	750,000	5.50	8/1/36	784,702
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	625,000	5.00	7/1/31	635,150
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	998,840
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	1,000,000	4.00	11/1/26	978,240
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,730,309
Hugo Charter School Lease Rev. (Noble Academy Proj.)	460,000	4.00	7/1/21	468,533
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	781,410
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,027,530
Independence Charter School Lease Rev. (Beacon Academy Proj.)	500,000	4.25	7/1/26	493,060
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	740,265
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,179,408
Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	975,000	4.00	7/1/26	960,112
Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) [4]	775,000	6.25	3/1/21	696,330
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	969,630
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	936,250
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,276,620
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,000,000	5.00	5/1/47	1,051,370
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	971,260
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	2,051,563
MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,277,738
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	534,665
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	531,105
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	529,690
MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	1,400,000	5.00	12/1/27	1,402,688
MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	1,800,000	6.30	12/1/40	1,851,282
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	400,000	4.00	10/1/35	420,172
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	500,000	4.00	10/1/37	521,355
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,255,998
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	846,465
MN Office of Higher Education Rev. [8]	5,000,000	4.00	11/1/37	5,094,100
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,334,900
Olmsted Co. Hsg. & Redev. Auth. Rev. (Schaeffer Academy Proj.)	548,746	4.98	4/25/27	548,735
Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	398,360
Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,911,087
Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,500,000	5.00	8/1/22	3,656,800
Rochester Rev. (Math & Science Academy)	1,430,000	5.13	9/1/38	1,385,141

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	463,930
Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	930,980
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	350,000	3.00	4/1/21	228,806
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,016,168
St. Paul Hsg. & Redev, Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,046,760
St. Paul Hsg. & Redev, Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	699,118
St. Paul Hsg. & Redev, Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	566,484
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	744,835
St. Paul Hsg. & Redev. Auth.	1,000,000	5.00	12/1/37	1,040,390
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	713,234
St. Paul Hsg. & Redev. Auth. (German Immersion School)	450,000	4.00	7/1/23	450,972
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	859,437
St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	487,340
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,300,000	4.25	12/1/23	1,310,686
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,517,445
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	392,792
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	713,851
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,032,657
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	1,600,000	4.00	7/1/25	1,619,184
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	968,742
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	295,000	4.75	9/1/22	301,891
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	500,000	5.00	9/1/27	510,425
St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	390,000	5.70	9/1/21	407,874
University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,130,010
Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,610,000	4.00	9/1/23	1,598,440
Woodbury Charter School Lease Rev. (MSA Building)	355,000	5.00	12/1/27	373,563
Woodbury Charter School Lease Rev. (MSA Building)	225,000	5.00	12/1/32	234,749

				77,549,454

Escrowed To Maturity/Prerefunded - 3.5%
Anoka Co. Charter School Lease Rev.	295,000	5.00	6/1/27	313,455
Anoka Co. Charter School Lease Rev.	2,435,000	5.00	6/1/43	2,587,334
Bemidji Sales Tax G.O.	1,000,000	5.00	2/1/34	1,063,900
Bemidji Sales Tax G.O.	1,350,000	6.00	2/1/41	1,463,656
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,447,002
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	750,000	6.00	10/1/32	830,970
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	1,000,000	6.00	10/1/40	1,107,960
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.00	8/1/25	1,062,610
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.25	8/1/33	1,085,050
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	475,000	5.75	12/1/19	491,169
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	2,515,000	7.38	12/1/41	2,637,330
St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	2,000,000	5.50	7/1/29	2,035,860
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.00	11/15/26	1,056,570
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/28	1,061,130
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/35	1,061,130
West St. Paul Health Care (Walker Thompson Hill)	525,000	6.75	9/1/31	541,527

				19,846,653

General Obligation - 7.4%
Brainerd Independent School District No. 181	4,000,000	4.00	2/1/43	4,099,920
Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	4,102,720
Cloquet Independent School District No. 94	5,000,000	4.00	2/1/36	5,166,150
Deer River G.O.	500,000	4.00	2/1/48	511,230

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Fridley Independent School District No. 14	400,000	4.00	2/1/30	429,820
Glencoe-Silver Lake Independent School District No. 2859	1,300,000	4.00	2/1/40	1,340,313
Long Prairie G.O. [8]	750,000	4.00	2/1/37	761,078
Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	2,070,563
Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,011,100
Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	6,278,220
Robbinsdale Independent School District No. 281	1,050,000	4.00	2/1/31	1,116,927
Roseville Independent School District No. 623	930,000	4.00	2/1/35	979,857
Roseville Independent School District No. 623	4,895,000	4.00	2/1/36	5,136,128
South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,346,250
St. Cloud Independent School District No. 742	1,000,000	4.00	2/1/37	1,047,060
St. Francis Independent School District No. 15	550,000	4.00	2/1/35	568,172
St. Francis Independent School District No. 15	750,000	4.00	2/1/36	773,040
St. Michael-Albertville Independent School District No. 885	500,000	4.00	2/1/30	534,955
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,130,524

				42,404,027

Hospital/Health Care - 15.9%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,182,386
Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,480,455
Breckenridge Rev. (Catholic Health Initiatives Proj.)	3,480,000	5.00	5/1/30	3,518,245
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,078,720
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	4.75	11/1/31	506,340
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	271,112
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	532,420
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	2,029,800
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	986,730
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	2,000,000	5.75	8/1/30	1,927,900
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	1,019,918
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,095,000	4.75	6/15/22	1,109,432
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,731,152
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,179,460
Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,152,390
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,345,005
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	504,000
Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,918,734
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	3,500,000	4.00	5/1/37	3,549,420
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	325,000	5.00	5/1/32	367,201
Maple Grove Health Care System Rev. (Memorial Health Care)	1,275,000	4.00	9/1/35	1,293,577
Minneapolis Health Care System Rev. (Fairview Health Services)	1,000,000	4.00	11/15/37	1,022,080
Minneapolis Health Care System Rev. (Fairview Health Services)	1,000,000	4.00	11/15/38	1,019,600
Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,887,073
Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,736,200
Minneapolis Pooled Rev. (Care Choice Member Proj.)	20,000	5.75	4/1/19	19,976
Minneapolis Rev. Ref. (Walker Campus)	1,160,000	4.50	11/15/20	1,179,268
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	554,257
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,583,580
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,064,370
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	4.00	11/15/48	5,121,650
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	6,260,600
Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	1,500,000	5.88	7/1/30	1,578,780
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	826,108
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,458,878

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,604,725
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,115,700
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,251,305
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	776,610
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	4,017,680
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,097,460
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,341,728
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,215,780
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	525,000	4.25	11/1/25	515,214
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	750,000	4.75	11/1/31	735,832
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,121,018
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	500,000	5.15	11/1/42	492,540
St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	1,939,585	5.63	10/1/33	1,939,720
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	1,000,000	4.25	8/1/24	1,019,790
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	1,017,280
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,071,148	6.00	9/1/25	749,803
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,029,950	6.50	9/1/34	720,965

				91,729,967

Industrial/Pollution Control - 0.5%
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,011,740
St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	1,027,470
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	907,820

				2,947,030

Insured - 0.5%
Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	544,210
Hibbing G.O. (AGM Insured)	485,000	4.10	2/1/28	485,907
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	75,000	4.00	3/1/20	75,118
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	90,000	4.00	3/1/22	90,112
Puerto Rico Public Improvement G.O. (AGM Insured) [11]	600,000	5.13	7/1/30	617,298
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,010,900

				2,823,545

Multifamily Mortgage - 20.3%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	1,012,170
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,055,710
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	485,430
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	479,860
Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,000,000	5.00	9/1/43	1,043,650
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	500,000	4.00	1/1/25	503,650
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	4.00	1/1/30	1,022,380
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,500,000	4.25	1/1/37	1,526,595
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	3,000,000	5.00	1/1/47	3,024,030
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,860,000	6.75	1/1/27	1,838,573
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	7.00	1/1/37	969,240
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	3,040,140
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	540,000	5.13	7/1/25	528,773
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,500,000	5.75	7/1/35	1,430,895
Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,263,725
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	685,000	6.00	1/1/27	692,699
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	803,085
City of Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,527,615
Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	1,020,000	5.00	8/1/38	1,026,079

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	1,015,540
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	1,019,090
Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,518,475
Dakota Co. Community Dev. Agy. (Glen at Valley Creek Proj.)	1,400,000	4.50	8/1/36	1,350,468
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,566,010
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	753,622
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	493,640
Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,320,440
Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,500,000	3.75	11/1/34	3,545,325
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	242,200
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,766,493
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,056,777
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	382,320
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,520,850
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	1,000,000	4.75	8/1/43	1,009,470
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	500,000	5.00	8/1/53	507,860
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	250,000	5.05	8/1/31	262,110
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	2,560,000	5.25	8/1/40	2,596,634
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	1,760,000	5.45	8/1/41	1,838,531
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,061,740
MN Hsg. Fin. Agy. Rev.	270,000	4.00	8/1/29	286,999
MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	268,247
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	348,557
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	347,753
MN Hsg. Fin. Agy. Rev. (State Appropriation)	250,000	4.00	8/1/33	268,192
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,236,680
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/35	1,116,690
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	281,719
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	1,005,470
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	251,108
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,516,080
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,962,720
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,604,910
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,053,710
Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	875,000	5.00	4/1/34	878,062
Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	325,000	5.00	11/1/27	335,832
Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	330,000	5.00	11/1/32	340,230
Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	500,000	5.00	11/1/42	514,245
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	2,029,599
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,349,738
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,019,600
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	800,000	5.00	8/1/48	803,080
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	789,149
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,741,050
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	274,965
Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,087,360
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	930,000	4.00	9/1/20	948,591
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	850,000	5.00	9/1/42	902,708
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,220,012
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,299,726
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,719,987
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	268,630
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,157,020

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. (Pioneer Press Apts. Proj.) 1, [4]	5,000,000	3.38	5/1/21	4,959,600
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,415,000	4.25	12/1/27	2,463,324
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,511,552
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,055,000	5.20	11/1/22	1,055,380
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	998,180
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,450,451
St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,037,800
St. Paul Park Hsg. Rev. (Buffalo Senior Housing Proj.)	1,115,000	5.00	10/1/38	1,126,362
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,064,750
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,553,002
St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	700,000	5.00	3/1/40	714,525
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	947,350
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	730,000	5.20	5/1/25	751,674
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	1,250,000	5.50	11/1/32	1,281,975
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	1,135,000	5.75	11/1/39	1,164,374
Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,517,710

				116,928,322

Municipal Lease [9] - 5.3%
Anoka Co. Hsg. & Redev. Rev.	415,000	5.63	5/1/22	421,619
Anoka Co. Hsg. & Redev. Rev.	500,000	6.63	5/1/30	511,235
Anoka Co. Hsg. & Redev. Rev.	500,000	6.88	5/1/40	510,305
Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	607,020
Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,163,184
Chaska Economic Dev. Auth. Lease Rev.	690,000	4.00	2/1/33	724,148
Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	522,205
Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,060,050
Duluth Independent School District No. 709	2,000,000	5.00	2/1/25	2,233,640
Duluth Independent School District No. 709	785,000	5.13	3/1/29	788,690
Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,043,880
Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	518,600
Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,124,812
Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,613,925
Guam Education Fin. Foundation [11]	1,000,000	5.00	10/1/21	1,062,320
Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,869,455
Minnetonka Independent School District No. 276	450,000	4.00	3/1/30	475,646
Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	350,316
Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	312,801
Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	408,904
Minnetonka Independent School District No. 276	500,000	4.50	1/1/41	524,895
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	1,040,000	4.00	8/1/36	1,071,720
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	580,000	4.00	8/1/37	590,162
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	945,000	4.00	8/1/40	952,466
MN Hsg. Fin. Agy. Rev. (State Appropriation)	300,000	5.00	8/1/35	333,480
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,119,180
Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,059,820
Plymouth Intermediate District No. 287	1,285,000	3.00	5/1/32	1,249,084
Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	493,843
Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	624,798
Southern Plains Education Cooperative No. 915	1,215,000	4.00	2/1/37	1,146,110
Southern Plains Education Cooperative No. 915	1,000,000	4.50	2/1/39	988,240
St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	758,460
Waconia Independent School District No. 110	500,000	5.00	2/1/37	556,050

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Winona School District 861 Lease Purchase	384,501	6.04	8/1/24	385,190
Worthington Independent School District No. 518	1,400,000	4.00	2/1/45	1,425,032

				30,601,285

Municipal Money Market - 0.9%
City of Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) [1]	2,300,000	1.65	9/1/26	2,300,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	2,200,000	1.65	12/1/27	2,200,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	500,000	1.65	6/1/32	500,000

				5,000,000

Other Revenue Bonds - 4.9%
Crystal Governmental Fac. Rev.	417,608	5.10	12/15/26	417,759
Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	80,000	5.25	6/1/19	81,027
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	176,568
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	132,736
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	263,265
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	323,328
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	172,414
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	203,058
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	261,773
MN Development Rev. Limited Tax Supported Comm. Board	1,000,000	6.00	12/1/40	1,072,660
MN Development Rev. Limited Tax Supported Comm. Board	2,000,000	6.25	12/1/30	2,155,040
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	960,000	5.00	2/15/27	949,238
Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,599,855
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	925,000	5.00	2/1/23	925,388
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	890,000	6.38	2/15/28	890,890
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	534,000	6.75	3/1/28	534,299
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	740,000	6.50	3/1/29	751,137
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	929,000	7.00	2/15/28	930,616
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	770,000	7.50	2/15/28	770,755
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	175,000	5.00	3/1/19	175,500
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	180,000	5.00	9/1/19	182,072
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	185,000	5.00	3/1/20	188,461
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	220,000	5.00	9/1/20	225,700
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	225,000	5.00	3/1/21	232,335
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	1,000,000	5.00	9/1/26	1,031,850
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	930,000	5.00	3/1/29	953,696
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,880,541
St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	3,000,000	5.00	12/1/36	3,010,170
Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	519,165
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,907,600

				27,918,896

Public Facilities - 0.2%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,318,688

Sales Tax Revenue - 1.3%
American Samoa Economic Development Authority Rev. 4, [11]	1,000,000	6.00	9/1/23	1,002,620
American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	1,964,760
Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	2,886,620
St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,577,338

				7,431,338

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Single Family Mortgage - 17.9%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	1,060,000	4.45	12/1/32	1,086,574
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	340,000	4.63	12/1/30	346,246
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	620,000	4.88	12/1/33	634,998
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	56,930	5.13	12/1/40	57,170
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	3,283	5.15	12/1/38	3,284
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	49,396	5.30	12/1/39	49,442
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	375,000	4.45	12/1/27	384,281
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	4,673	5.00	12/1/38	4,675
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	61,318	5.25	12/1/40	61,607
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	3,315,000	4.40	7/1/32	3,380,935
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,909,128	3.30	3/1/48	4,781,344
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,941,731	3.30	5/1/48	3,839,128
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,000,000	3.60	1/1/49	2,017,500
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,781,298	3.75	11/1/48	1,807,573
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,775,000	4.45	7/1/31	2,860,886
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,430,000	4.70	1/1/31	1,466,093
MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	1,040,000	3.20	1/1/33	1,021,540
MN Hsg. Fin. Agy. Residential Hsg. Rev.	2,120,000	3.30	7/1/29	2,139,780
MN Hsg. Fin. Agy. Residential Hsg. Rev.	2,660,000	5.10	1/1/40	2,678,460
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,565,000	3.63	7/1/25	1,581,276
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	2,035,000	3.90	7/1/30	2,067,804
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,975,000	3.10	7/1/31	1,960,820
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	6,130,000	3.10	7/1/35	5,899,267
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,925,000	3.15	1/1/37	1,813,427
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,290,000	3.20	7/1/30	1,244,837
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	945,000	3.30	1/1/30	931,269
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	7,000,000	3.30	1/1/34	6,910,190
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,690,000	3.35	7/1/29	1,705,278
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,515,000	3.40	7/1/38	1,454,309
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	7,695,000	3.50	1/1/32	7,721,779
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,185,000	3.60	7/1/31	5,250,124
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,375,000	3.60	7/1/33	2,384,666
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	2,435,000	3.63	7/1/32	2,446,518
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,885,000	3.65	7/1/37	4,871,957
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,000,000	3.80	1/1/33	1,023,750
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,345,000	3.80	7/1/38	5,354,835
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,860,000	3.90	7/1/43	4,865,346
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	290,000	4.00	7/1/40	295,754
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,800,000	4.00	1/1/48	1,888,614
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,775,000	4.00	7/1/48	3,976,887
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	465,000	5.00	1/1/31	483,005
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	3,820,000	3.70	1/1/31	3,921,956
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	1,585,000	4.00	1/1/47	1,647,592
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	400,000	3.10	7/1/26	403,616
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	1,250,000	4.00	1/1/41	1,292,700
MN Hsg. Fin. Agy. Single Family Mtg. Rev.	30,000	4.90	7/1/29	30,265
MN Hsg. Fin. Agy. Single Family Mtg. Rev.	920,000	5.05	7/1/34	926,836

				102,976,193

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

Transportation - 0.3%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,214,763
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	661,128

				1,875,891

Utility - 3.6%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,104,580
MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	524,030
MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,307,388
MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,200,010
MN Municipal Power Agy. Electric Rev.	1,000,000	5.25	10/1/35	1,054,350
Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	752,678
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	562,820
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,112,670
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	857,151
St. Paul Hsg. & Redev. Auth.	880,000	4.00	10/1/31	923,014
St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	676,260
St. Paul Hsg. & Redev. Auth.	800,000	4.00	10/1/37	817,752
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,274,312
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	680,058
Western MN Municipal Power Agy. Rev.	1,750,000	5.00	1/1/36	1,930,005
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,162,582

				20,939,660

Total Municipal Bonds (cost: $551,494,108)				552,290,949

Investment Companies - 1.0%
Delaware Investments Minnesota Municipal Income Fund II (VMM)	334,436			3,966,411
Nuveen Minnesota Municipal Income Fund (NMS)	144,128			1,754,038

Total Investment Companies (cost: $7,044,059)				5,720,449

Total Investments in Securities - 97.0% (cost: $558,538,167)				558,011,398
Other Assets and Liabilities, net - 3.0%				17,305,661

Total Net Assets - 100.0%				$575,317,059

See accompanying notes to schedule of investments.
DECEMBER 31, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2018 was $1,470,768 and represented 0.3% of net assets.
[4]

144A Restricted Security. The total value of such securities as of December 31, 2018 was $16,592,760 and represented 2.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2018 was $1,470,768 and represented 0.3% of net assets.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2018, 4.1% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2018 was $30,601,285 and represented 5.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2018 was $15,489,528 and represented 2.7% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2018 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 10-Year	213	March 2019	(25,989,329)	(573,134)
U.S. Treasury 5-Year	164	March 2019	(18,808,750)	(287,520)
U.S. Treasury 2-Year	92	March 2019	(19,532,750)	(122,475)
U.S. Treasury Long Bond	68	March 2019	(9,928,000)	(446,482)

				(1,429,611)

[10]	The amount of $3,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2018.

A summary of the levels for the Fund’s investments as of December 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	552,290,949	—	552,290,949
Investment Companies	5,720,449	—	—	5,720,449

	5,720,449	552,290,949	—	558,011,398

Liabilities
Futures	(1,429,611)	—	—	(1,429,611)

See accompanying notes to schedule of investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2018

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Funds used futures traded on a U.S. exchange. Risks of entering into futures contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2018 (Continued)

During the nine months ended December 31, 2018, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
Quality Income Fund
Written Call options	$—	$3,655	$3,688,125
Treasury Futures	—	—	33,386,389
Tax-Free Income Fund
Treasury Futures	—	—	58,799,088
Minnesota Tax-Free Income Fund
Treasury Futures	—	—	65,974,150

  The number of open futures contracts outstanding as of December 31, 2018 also serve as indicators of the volume of activity for the Fund throughout the period.

  Balance Sheet - Values of derivatives as of December 31, 2018.

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
Quality Income Fund
Treasury Futures	—	$548,381
Tax-Free Income Fund
Treasury Futures	—	1,398,585
Minnesota Tax-Free Income Fund
Treasury Futures	—	1,429,611

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and

DECEMBER 31, 2018	32

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2018 (Continued)

liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of December 31, 2018 is included with the Funds’ schedule of investments.

At December 31, 2018, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost (Proceeds) of Investments on a Tax Basis
Quality Income - Investments	$185,627	($621,115)	($435,488)	$85,254,415
Tax-Free Income - Investments	5,802,696	(16,478,460)	(10,675,764)	225,910,192
Minnesota Tax-Free Income - Investments	7,576,596	(8,103,365)	(526,769)	558,538,167

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 6, 2019

By:	/s/Roger J. Sit

Roger J. Sit

President

Date:	February 6, 2019